INTANGIBLE ASSETS (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 01, 2018	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Total consideration	$ 8,000,000
Estimated life								2 years 6 months
Stock issued		$ 15		$ 15		$ 15
Preferred stock, par value		$ 0.0001		$ 0.0001
Sale of stock, price per share		$ 10		$ 10		$ 10
Impairment of intangible assets			$ 135,000		$ 135,000	$ 135,000	276,000
Amortization of intangible assets						414,995	1,022,485
VLeisure [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets				0		135,000	0
App Development [Member]
Finite-Lived Intangible Assets [Line Items]
Development in process				$ 1,006,460	$ 932,310	$ 932,310	$ 966,535
Platform [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated life								2 years 6 months
Series A Convertible Preferred Stock [Member]
Finite-Lived Intangible Assets [Line Items]
Preferred stock, par value		$ 1,000		$ 1,000		$ 1,000
Subscription Agreement [Member] | Series A Convertible Preferred Stock [Member]
Finite-Lived Intangible Assets [Line Items]
Preferred stock, shares subscribed but unissued		8,000		8,000		8,000
Stock issued		$ 8,000,000		$ 8,000,000		$ 8,000,000
Preferred stock, par value		$ 1,000		$ 1,000		$ 1,000
Preferred Stock [Member]
Finite-Lived Intangible Assets [Line Items]
Preferred stock, par value						$ 0.0001
Preferred Stock [Member] | Subscription Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Preferred stock, shares subscribed but unissued		8,000		8,000		8,000
Stock issued		$ 8,000,000		$ 8,000,000		$ 8,000,000
Preferred stock, par value		$ 1,000		$ 1,000		$ 1,000